Commitments and Contingencies (Details Textual)			1 Months Ended					3 Months Ended		6 Months Ended			12 Months Ended
	Feb. 04, 2013 USD ($)	Feb. 04, 2013 EUR (€)	Aug. 27, 2014 USD ($)	May. 23, 2013 USD ($)	May. 23, 2013 EUR (€)	Apr. 23, 2012 USD ($)	Apr. 23, 2012 EUR (€)	Jun. 30, 2015 USD ($) $ / Product	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / Product shares	Jun. 30, 2015 EUR (€) shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / Product shares	Dec. 31, 2014 EUR (€) shares	Dec. 31, 2013 USD ($) shares	Jun. 30, 2015 EUR (€) € / Product $ / Product	Nov. 30, 2014 USD ($)	Apr. 23, 2012 EUR (€)
Loss Contingencies [Line Items]
Amortization expense, years two and three								$ 210,000		$ 210,000			$ 210,000
Other assets, net of accumulated amortization								1,579,000		1,579,000			1,684,000		$ 1,894,000
Accumulated amortization								$ 672,000		672,000			566,000
Amortization of Other Deferred Charges										$ 105,000		$ 105,000	$ 210,000		$ 214,000
Royalty rate										3.00%	3.00%		3.00%	3.00%
Debt Instrument, Interest Rate, Stated Percentage								12.00%		12.00%						12.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares										2,242,693	2,242,693		352,519	352,519	237,315
Annual Minimum Amount								$ 1,110,000		$ 1,110,000						€ 1,000,000
Royalty Receivable								28,000		28,000
Monthly rent expense																	$ 8,000
Future renewed monthly rent expense			$ 8,800
Lease extension term			1 year										6 months	6 months
Notice Period on Lease Agreement													2 months	2 months
Interest Expense, Lessee, Assets under Capital Lease													$ 600	€ 500
Rent expense													117,000		$ 116,000
Sales revenue								521,000	$ 248,000	1,049,000		467,000	914,000		1,029,000
Cost of goods sold								$ 209,000	$ 142,000	$ 471,000		$ 248,000	$ 549,000		898,000
Product Recalls [Member]
Loss Contingencies [Line Items]
Sales revenue															216,000
Cost of goods sold															$ 110,000
Bellco [Member]
Loss Contingencies [Line Items]
Number of units under first tier royalty receivable								125,000		125,000			125,000
First tier royalty per unit								1.95		1.95			2.40			1.95
Second tier royalty per unit								1.40		1.40			1.71			1.40
Upfront Fees And Connection Of First Amendment										$ 612,000	€ 450,000		$ 612,000	450,000
Medica Spa [Member]
Loss Contingencies [Line Items]
License Agreement Payment										2,000,000	1,500,000		2,000,000	1,500,000
Purchase commitment										630,000	€ 567,000		900,000	€ 766,000
Payments for Royalties	$ 800,000	€ 600,000		$ 500,000	€ 400,000	$ 700,000	€ 500,000
Fair value of stock options granted to Medica										$ 273,000			$ 273,000
Debt Instrument, Interest Rate, Stated Percentage													12.00%
License agreement product purchases in year one						400,000												€ 300,000
License agreement product purchases in year two						700,000												500,000
License agreement product purchases in year three						$ 880,000												€ 750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares										300,000	300,000		300,000	300,000